Investment Objectives and Goals - First Eagle High Yield Municipal Completion Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle High Yield Municipal Completion Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle High Yield Municipal Completion Fund (“High Yield Municipal Completion Fund” or the “Fund”) seeks to provide high current income exempt from regular federal income taxes.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.